LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of basic earnings per ordinary share
	Six months ended June 30		Three months ended June 30
	2023	2022	2023	2022
Loss for the period	(9,500)	(20,129)	(3,973)	(10,349)
Weighted average of number of ordinary shares	33,023	32,781	33,075	32,805
Basic loss per ordinary share	(0.288)	(0.614)	(0.120)	(0.316)

Schedule of diluted earnings per ordinary share
	June 30, 2023	June 30, 2022
Options and unvested RSU issued as part of share-based payment	3,737	3,893